COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 16 – COMMITMENTS AND CONTINGENCIES

The following table summarizes the Company’s obligations to make future payments pursuant to certain contracts or arrangements as of June 30, 2015, as well as an estimate of the timing in which these obligations are expected to be satisfied:

	Payments Due by Period
Contractual Obligations	Total	2015	2016-2017	2018-2019	After 2019

Long-Term Debt Obligations	$2,024,449	$1,090,249	$811,001	$123,199	$-
Capital Lease Obligations	$31,368	$3,902	$17,479	$9,987	$-
Operating Lease Obligations	$530,224	$48,031	$227,384	$178,297	$76,512
Purchase Obligations	$311,850	$311,850	$-	$-	$-
Other Long-Term Liabilities	$475,000	$-	$475,000	$-	$-
Total Contractual Obligations	$3,372,891	$1,454,032	$1,530,864	$311,483	$76,512

With regards to purchase obligations listed above, the Company placed a demand purchase order for $433,130 with its VidTac contract manufacturer for finished units to be delivered ratably throughout an eight-month period commencing in May 2015.  The purchase obligation required a 10% down payment at the time of order placement. At June 30, 2015, the Company had taken delivery of units related to this purchase obligation valued at approximately $87,000.

The Company’s purchase order placed with the contract manufacturer is non-cancellable; however, there are some relief provisions: (1) the Company may change the original requested delivery dates if it gives sufficient advance notice to the contract manufacturer; and (2) should the Company elect to cancel the purchase order in total or in part, it would only be financially responsible for any materials that could not be returned by the contract manufacturer to its source suppliers.

With regards to other long-term liabilities above, on February 3, 2014, the Company received a $475,000 advance from the City of Pharr, Texas in connection with a proposed EB-5 economic development program.   Loan documents related to this advance were never finalized.  Because the formal loan documents have not been executed as of the date of this report, the advance has been classified as an accrued expense on the Company’s Balance Sheet.  The Company is now in discussions with the City of Pharr about converting the loan into an economic development grant.

Compensation

See ITEM 2, “Executive Compensation,” “Employment Contracts, Termination of Employment and Change in Control,” contained in the Company’s Schedule 14C Information Statement for the year ended December 31, 2014 and filed on March 2, 2015, which discusses the employment agreements involving Mr. Russell Chaney and Mr. Shane Rapp, co-founders of the Company.  One element contained in those discussions involves the voluntary elections by Mr. Chaney and Mr. Rapp to forego certain specified salary increases until the Company becomes profitable or the Company secures sufficient funding to sustain operations.  The value of each person’s foregone salary for each of the six months ended June 30, 2015 and 2014 totaled $20,000 for Mr. Chaney and $19,500 for Mr. Rapp and was recorded as contributed capital in Additional Paid-in Capital on the Company’s Balance Sheet.

Litigation

The Company is not currently involved in any material legal proceedings.  From time-to-time the Company anticipates it will be involved in legal proceedings, claims, and litigation arising in the ordinary course of business and otherwise.  The ultimate costs to resolve any such matters could have a material adverse effect on the Company’s financial statements.  The Company could be forced to incur material expenses with respect to these legal proceedings, and in the event there is an outcome that is adverse to it, the Company’s financial position and prospects could be harmed.

NOTE 16 -     COMMITMENTS AND CONTINGENCIES

Consulting Agreements

On July 21, 2014, the Company executed a six-month consulting agreement with a third party service provider for corporate advisory services.  After the six month period is over, the agreement may be extended for an additional six-month period, provided either party may cancel the agreement upon the submission of a ten day written notice.  One element of compensation to the consultant is a $7,500 monthly payment.  Another element is the Company’s issuance of warrants to purchase 300,000 shares of the Company’s common stock (see Note 14).  Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the Company conduct future business with a party originally introduced to the Company by the consultant.

On October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  After the six month period is over, either party may cancel the agreement upon the submission of a thirty day written notice.  One element of compensation to the consultant is a $5,000 non-refundable monthly payment.  The Company has also agreed to reimburse the consultant for reasonable travel and other out-of-pocket expenses.  Another element is the Company’s issuance of 2,375,000 stock grant (see Note 11).  Additionally, the agreement contains elements involving the Company’s indemnification of the consultant and future rights belonging to the consultant should the company become involved in a public offering.

Also on October 6, 2014, the Company executed a six-month consulting agreement with a third party service provider for advisory services.  The agreement called for compensation consisting of the Company issuing 125,000 shares of its common stock to the provider.  The agreement may be extended upon mutual agreement between the two parties.

On November 1, 2014, the Company executed a six-month consulting agreement with a third party service provider for promotion and sales of the Company’s COPsync911 and VidTac products in certain markets.  The agreement may be extended upon mutual agreement between the two parties.  One element of compensation to the consultant is a $10,000 monthly fee, with $5,000 being paid each month and the balance being deferred until the end of the initial six month period, at which time the cumulative deferral will be paid.  The Company has also agreed to reimburse the consult for reasonable travel and other out-of-pocket expenses.

Significant Purchase Orders

In July 2014, the Company placed a demand purchase order valued at $433,000 with the contract manufacturer for finished units to be delivered ratably throughout the year and into early fiscal year 2015 (see Note 4).  The remaining commitment value for this purchase order at December 31 2014, $155,925.

In December 2014, the Company placed a demand purchase order for $433,000 with its contract manufacturer for VidTac finished units to be delivered ratably in fiscal year 2015, beginning in May 2015 (see Note 4).  This order is to cover forecasted demand for the product during the delivery period, as well as to accommodate the long-lead times required for procuring certain components from off-shore manufacturers.  The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by payment terms of Net 30 days from invoice date once the units are delivered to finished goods inventory.

Office Leases

At December 31, 2014, our principal properties consisted of a leased facility in the Dallas area (approximately 7,000 square feet), where our research and development, sales and marketing, finance and administrative functions are located and a leased facility in New Braunfels, Texas (approximately 2,500 square feet), where our customer support and operational activities are located.  The Dallas area location is subject to a thirty-month sublease expiring on August 31, 2015.  We terminated our previous month-to-month lease for office space located in Canyon Lake, Texas in June 2014, and moved that office to New Braunfels.  We believe our present facilities are adequate for our foreseeable needs, and are currently reviewing lease renewal options for the Dallas facility.

The sublease for the Dallas area facility is for 30 months, effective March 1, 2013, and calls for monthly lease payments of $7,502, with the first month’s rent being waived.

The lease for the New Braunfels facility is for fifty-one months, effective June 6, 2014, and calls for initial monthly lease payments of $2,906 with the first month’s rent being waived. At each yearly anniversary, the monthly payment increases approximately 7%.

Future annual lease payments as of December 31, 2013 are as follows:

	Total	2015	2016-2017	2018-2019	After 2019

Operating Lease Obligations	$192,868	$95,927	$79,297	$17,644	$-

Litigation

The Company is not currently involved in any material legal proceedings.  From time-to-time the Company anticipates that it will be involved in legal proceedings, claims, and litigation arising in the ordinary course of its business and otherwise.  The ultimate costs to resolve any such matters could have a material adverse effect on the Company’s financial statements.  The Company could be forced to incur material expenses with respect to these legal proceedings and, in the event there is an outcome in any that is adverse to the Company, its financial position and prospects could be harmed.